THE LATIN AMERICAN DISCOVERY FUND, INC.
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs                            William G. Morton, Jr.
CHAIRMAN OF THE BOARD                      DIRECTOR
OF DIRECTORS
                                           James W. Grisham
Michael F. Klein                           VICE PRESIDENT
PRESIDENT AND DIRECTOR
                                           Harold J. Schaaff, Jr.
Peter J. Chase                             VICE PRESIDENT
DIRECTOR
                                           Joseph P. Stadler
John W. Croghan                            VICE PRESIDENT
DIRECTOR
                                           Valerie Y. Lewis
David B. Gill                              SECRETARY
DIRECTOR
                                           Joanna M. Haigney
Graham E. Jones                            TREASURER
DIRECTOR
                                           Belinda A. Brady
John A. Levin                              ASSISTANT TREASURER
DIRECTOR

--------------------------------------------------------------------------------
INVESTMENT ADVISER

Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
U.S. ADMINISTRATOR

The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT

Boston Equiserve
Investor Relations Department
P.O. Box 644
Boston, Massachusetts 02102-0644
(617) 575-3120
--------------------------------------------------------------------------------
LEGAL COUNSEL

Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS

Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
For additional Fund information, including the Fund s net asset value per share and information regarding the investments comprising the Fund s portfolio, please call 1-800-221-6726.

--------------------------------------------------------------------------------
                                         THE
                                    LATIN AMERICAN
                                      DISCOVERY
                                      FUND, INC.
--------------------------------------------------------------------------------

                                 THIRD QUARTER REPORT
                                  SEPTEMBER 30, 1997
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1997, The Latin American Discovery Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 56.36% compared with 47.37% for the Morgan Stanley Capital International Emerging Markets Global Latin America Index (the "Index"). For the one year ended September 30, 1997, the Fund had a total return, based on net asset value per share, of 63.66% compared to 51.47% for the Index. For the period since commencement of operations on June 23, 1992 through September 30, 1997, the Fund's total return, based on net asset value per share, was 197.15% compared with 122.79% for the Index. On September 30, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $19 9/16 representing a 12.0% discount to the net asset value per share.

After disappointing performance in August, Latin American equity markets resumed their forward momentum in September.

The Brazilian stock market declined slightly during the quarter due to exaggerated currency fears. Investors expected contagion from the Asian currency crisis to impact Brazil due to the superficial similarities (current account deficit and slightly overvalued exchange rate) with the South East Asian countries. These fears were exacerbated by profit taking given the sharp equity gains leading to the Asian crisis. Nevertheless, the market retraced most of August's losses.

We reduced our overall Brazilian exposure during the quarter, specifically lightening up our positions in the "Bras" names to take a defensive posture as we believe some of the privatization potential of these companies has already been priced into their valuations. The vulnerable macro outlook (current account deficit, overvalued exchange rate, fiscal deficit and stubborn congress) continues to make us cautious toward the Brazilian market. Nevertheless, very positive themes such as the privatization process make us optimistic as long-term investors.

Mexico's outstanding performance was due to the recovery of the Mexican consumer as evidenced by improving retail and consumer product sales and increasing real wages. With the consumer representing 65% of the economy and consumer related stocks representing a significant portion of the total equity market cap, future operating earning growth in the market should swell.

On the political front in Mexico, the smooth transition to a multi-party Congressional leadership after the July 6th mid-term elections seems to have appeased investors. The elections resulted in the governing party (PRI) losing their majority representation in Congress. While we may see some political jockeying for the lead spot in Congress, the broad consensus is that regardless of who becomes leader, the economic acceleration will continue. We increased our exposure during the quarter in response to the consumer-led economic progress and the strong operating earnings growth potential.

Argentina continued its very strong economic acceleration which began at the end of last year led by infrastructure and mining related industries. Domestic consumption showed signs of recovery thereby bolstering equity market performance. Politics continued to be benign although there were some rumblings that the Peronist-led government may lose some political representation in upcoming congressional elections.

Chile experienced a modest bout of profit taking. We lightened our exposure early in the quarter to fund our purchases in Mexico and due to lackluster Chilean earnings growth relative to the region.

In the other markets, Colombia benefited from an improvement in sentiment as investors anticipated a bottoming of the economic slowdown from which forward momentum will commence. Peru saw profit taking exacerbated by concerns over effects of El Nino on the economy (e.g. fishmeal) and political instability. Venezuela's appreciation was supported by its economic reform progress and strong GDP growth.

Sincerely,

/s/ Michael F. Klein

Michael F. Klein
PRESIDENT AND DIRECTOR

/s/ Robert L. Meyer

Robert L. Meyer
PORTFOLIO MANAGER

/s/ Andy Skov

Andy Skov
PORTFOLIO MANAGER

October 1997

THE LATIN AMERICAN DISCOVERY FUND, INC.
INVESTMENT SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


HISTORICAL                                                                  TOTAL RETURN (%)
INFORMATION                               -----------------------------------------------------------------------------------
                                              MARKET VALUE (1)             NET ASSET VALUE (2)               INDEX (3)
                                          -----------------------       -----------------------       -----------------------
                                                          AVERAGE                       AVERAGE                       AVERAGE
                                          CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL       CUMULATIVE       ANNUAL
                                          ----------      -------       ----------      -------       ----------      -------
                   FISCAL YEAR TO DATE     62.58%            --          56.36%            --           47.37%            --
                   ONE YEAR                67.82          67.82%         63.66          63.66%          51.47          51.47%
                   FIVE YEAR              194.97+         24.15+        204.49+         24.94+         161.03          21.15
                   SINCE INCEPTION*       161.50+         19.99+        197.15+         22.94+         122.79          16.41

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION



[GRAPH]



                                                                 YEARS ENDED DECEMBER 31:
                                                                                                             NINE MONTHS
                                                                                                                ENDED
                                             1992*        1993        1994         1995        1996       SEPTEMBER 30, 1997
                                             -----        ----        ----         ----        ----       ------------------
Net Asset Value Per Share. . . . .         $ 15.23     $ 23.31      $ 17.16     $ 10.98      $ 14.77          $ 22.23
Market Value Per Share . . . . . .         $ 13.25     $ 27.13      $ 18.25     $  9.88      $ 12.50          $ 19.56
Premium/(Discount) . . . . . . . .          -13.0 %      16.4 %        6.4 %     -10.0 %      -15.4 %          -12.0 %
Income Dividends . . . . . . . . .           --          --         $  0.00#      --         $  0.16            --
Capital Gains Distributions. . . .           --          --         $  5.74     $  0.45      $  1.14          $  0.70
Fund Total Return (2). . . . . . .            8.01%      65.36%+      -0.14%     -27.61%+      47.19%           56.36%
Index Total Return (3) . . . . . .           -2.26%      52.29%       -3.69%     -13.53%       21.96%           47.37%


(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Morgan Stanley Capital International Emerging Markets Global Latin America Index (MSCI EMG Latin America Index) is a broad based market cap weighted composite index covering at least 60% of markets in Mexico, Argentina, Brazil, Chile, Colombia, Peru and Venezuela, including dividends.
 *  The Fund commenced operations on June 23, 1992.
 #  Amount is less $0.01 per share.
 + This return excludes the effect of the rights issued in connection with the Rights Offerings.

THE LATIN AMERICAN DISCOVERY FUND, INC.
PORTFOLIO SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
PORTFOLIO INVESTMENTS DIVERSIFICATION

[CHART]

Short-Term Investments (2.1%)
Equity Securities (97.9%)

--------------------------------------------------------------------------------
SECTORS

[CHART]

Other (11.1%)
Utilites-Electrical & Gas (9.5%)
Telecommunications (28.0%)
Retail-Major Department Stores (3.4%)
Banking (3.3%)
Beverages & Tobbacco (13.7%)
Broadcasting & Publishing (8.8%)
Energy Sources (5.5%)
Forest Products & Paper (5.7%)
Merchandising (7.4%)
Metals-Steel (3.6%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

[CHART]

Other (1.6%)
Columbia (1.8%)
Peru (2.3%)
Venezuela (3.6%)
Chile (7.3%)
Argentina (8.0%)
Brazil (38.1%)
Mexico (37.3%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS

                            PERCENT OF                             PERCENT OF
                            NET ASSETS                             NET ASSETS
                            ----------                             ----------
     1.     CRT               10.2%          6.     Televisa           4.4%
     2.     Telebras           8.7           7.     YPF                4.1
     3.     FEMSA              6.2           8.     Cemig              3.7
     4.     Kimberly           5.3           9.     Soriana            3.4
     5.     TV Azteca          4.4           10.    Cifra              3.3
                                                                       ---
                                                                      53.7%
                                                                      ----
                                                                      ----

INVESTMENTS (UNAUDITED)
-------
SEPTEMBER 30, 1997
                                                                          VALUE
                                                            SHARES        (000)
--------------------------------------------------------------------------------
COMMON STOCKS (98.1%)
(Unless otherwise noted)
--------------------------------------------------------------------------------
ARGENTINA (8.0%)
BANKING
  Banco del Suquia                                  322,479       U.S.$  1,129
                                                                  ------------
BEVERAGES & TOBACCO
  Quilmes                                            38,290                536
                                                                  ------------
ENERGY SOURCES
  YPF ADR                                           284,000             10,472
                                                                  ------------
METALS - STEEL
  Acindar                                           765,837              2,409
  Siderar 'A'                                       202,582              1,135
  Siderar ADR                                        31,274              1,388
                                                                  ------------
                                                                         4,932
                                                                  ------------
TELECOMMUNICATIONS
  Argentine Cellular Communications                 454,000                 --@
  Telecom Argentina ADR                              16,855                513
  Telefonica Argentina ADR                           82,340              3,016
                                                                  ------------
                                                                         3,529
                                                                  ------------
                                                                        20,598
                                                                  ------------
--------------------------------------------------------------------------------
BRAZIL (38.1%)
BANKING
  Banco Bradesco (Preferred)                     38,716,000                408
  Banco Nacional (Preferred)                     95,420,000                  5
  Itaubanco (Preferred)                             387,000                250
  Unibanco (Preferred) GDR                           15,915                583
                                                                  ------------
                                                                         1,246
                                                                  ------------
BEVERAGES & TOBACCO
  Brahma (Preferred)                              2,585,000              1,982
  Brahma (Preferred) ADR                            141,705              2,179
  Souza Cruz                                          4,700                 45
                                                                  ------------
                                                                         4,206
                                                                  ------------
BUILDING MATERIALS & COMPONENTS
  Duratex (Preferred)                             1,124,000                 68
                                                                  ------------
CONSTRUCTION & HOUSING
  Rossi Residencial GDR                             204,960              2,203
  Rossi Residencial GDS                              96,330              1,036
                                                                  ------------
                                                                         3,239
                                                                  ------------
ENERGY SOURCES
  Petrobras (Preferred)                             771,000                219
  Petrobras ADR 144A                                129,515              3,659
                                                                  ------------
                                                                         3,878
                                                                  ------------
FOREST PRODUCTS & PAPER
  Klabin (Preferred)                              1,143,600              1,013
                                                                  ------------
MERCHANDISING
  Globex Utilidades (Preferred)                      14,200                172
  Lojas Arapua (Preferred)                      121,844,400              1,284
  Lojas Arapua (Preferred) ADR                       20,775                218
  Lojas Renner (Preferred)                       50,330,000              2,320
  Pao de Acucar (Preferred) ADR                      48,335              1,106
                                                                  ------------
                                                                         5,100
                                                                  ------------
--------------------------------------------------------------------------------
METALS - NON-FERROUS
  CVRD (Preferred) ADR                              148,320              3,597
  CVRD (Preferred)                                  147,820              3,614
  CVRD Bonus                                        116,420                 --@
                                                                  ------------
                                                                         7,211
                                                                  ------------
METALS - STEEL
  Gerdau (Preferred)                            143,522,000              3,275
                                                                  ------------
MULTI-INDUSTRY
  Iven (Preferred)                                1,698,400              1,085
                                                                  ------------
TELECOMMUNICATIONS
  CRT (Preferred) 'A'                            20,385,305             26,478
  Telebras                                        7,924,000                915
  Telebras (Preferred)                           56,776,740              7,333
  Telebras (Preferred) ADR                          111,065             14,300
                                                                  ------------
                                                                        49,026
                                                                  ------------
TEXTILES & APPAREL
  Coteminas (Preferred)                           6,297,000              2,414
  ENCORPAR                                        8,492,000                 --@
                                                                  ------------
                                                                         2,414
                                                                  ------------
UTILITIES - ELECTRICAL & GAS
  Cemig (Preferred)                             133,790,000              7,474
  Cemig (Preferred) ADR                              35,420              1,966
  Copel (Preferred) ADR                              82,310              1,420
  CPFL (Preferred)                                6,086,969                972
  Eletrobras                                      4,702,000              2,489
  Eletrobras (Preferred) 'B'                      1,621,000                917
  Eletrobras ADR                                     17,315                455
  Lightpar                                        3,132,000              1,115
                                                                  ------------
                                                                        16,808
                                                                  ------------
                                                                        98,569
                                                                  ------------
------------------------------------------------------------------------------
CHILE (7.0%)
BEVERAGES & TOBACCO
  Andina 'B' ADR                                     26,820                651
  CCU ADR                                           154,300              4,436
                                                                  ------------
                                                                         5,087
                                                                  ------------
FOOD & HOUSEHOLD PRODUCTS
  Unimarc ADR                                        15,825                253
                                                                  ------------
INVESTMENT COMPANY
  Citicorp-Chile Financiero Fund                      3,953                 78
                                                                  ------------
MERCHANDISING
  Santa Isabel ADR                                  233,009              5,432
                                                                  ------------
TELECOMMUNICATIONS
  CTC ADR                                           111,685              3,616
                                                                  ------------
UTILITIES - ELECTRICAL & GAS
  Chilectra ADR                                     115,280              3,689
                                                                  ------------
                                                                        18,155
                                                                  ------------
--------------------------------------------------------------------------------

                                                                          VALUE
                                                            SHARES        (000)
--------------------------------------------------------------------------------

COLOMBIA (1.8%)
BANKING
  Banco de Colombia                               3,528,597         U.S.$1,347
                                                                  ------------
BEVERAGES & TOBACCO
  Bavaria                                           314,640              3,285
                                                                  ------------
MULTI-INDUSTRY
  Corfivalle                                              2                 --@
                                                                  ------------
                                                                         4,632
                                                                  ------------
--------------------------------------------------------------------------------
MEXICO (37.3%)
BANKING
  Banacci 'B'                                       268,420                847
  Banacci 'L'                                       645,651              1,896
  Bancomer 'B'                                      939,240                641
  Bancomer 'B' ADR 144A                              28,743                392
                                                                  ------------
                                                                         3,776
                                                                  ------------
BEVERAGES & TOBACCO
  Coke-FEMSA ADR                                     35,065              2,036
  FEMSA 'B'                                       1,784,330             15,352
  FEMSA ADR                                          91,830                791
  Panamco                                           104,206              4,071
                                                                  ------------
                                                                        22,250
                                                                  ------------
BROADCASTING & PUBLISHING
  Televisa CPO GDR                                  315,762             11,308
  TV Azteca ADR                                     506,000             11,385
                                                                  ------------
                                                                        22,693
                                                                  ------------
BUILDING MATERIALS & COMPONENTS
  Cemex 'B'                                         196,010              1,175
  Cemex 'B' ADR                                     198,772              2,360
  Cemex CPO                                         646,188              3,388
                                                                  ------------
                                                                         6,923
                                                                  ------------
FOOD & HOUSEHOLD PRODUCTS
  Maseca 'B'                                        347,685                422
  Maseca 'B' ADR                                     45,940                832
                                                                  ------------
                                                                         1,254
                                                                  ------------
FOREST PRODUCTS & PAPER
  Kimberly                                        2,607,639             13,636
                                                                  ------------
MERCHANDISING
  Cifra 'B'                                       1,947,065              4,599
  Cifra 'B' ADR                                      35,560                 84
  Cifra 'C'                                       1,771,310              3,883
                                                                  ------------
                                                                         8,566
                                                                  ------------
METALS - STEEL
  Hylsamex ADR (Registered)                          22,925              1,158
                                                                  ------------
RECREATION, OTHER CONSUMER GOODS
  Blockbuster de Mexico ADR                          40,000                  7
                                                                  ------------
RETAIL - MAJOR DEPARTMENT STORES
  Soriana 'B'                                     2,222,615              8,674
                                                                  ------------
TELECOMMUNICATIONS
  Telmex ADR                                        142,338              7,366
                                                                  ------------
                                                                        96,303
                                                                  ------------
--------------------------------------------------------------------------------
PERU (2.3%)
BANKING
  Banco Wiese ADR                                   152,620         U.S.$1,049
                                                                  ------------
TELECOMMUNICATIONS
  Tel Peru 'B' ADR                                  206,216              4,872
                                                                  ------------
                                                                         5,921
                                                                  ------------
--------------------------------------------------------------------------------
VENEZUELA (3.6%)
BUILDING MATERIALS & COMPONENTS
  Sivensa ADR                                       205,610              1,211
                                                                  ------------
TELECOMMUNICATIONS
  CANTV ADR                                          88,245              4,037
                                                                  ------------
UTILITIES - ELECTRICAL & GAS
  Electricidad de Caracas                         2,518,491              4,057
                                                                  ------------
                                                                         9,305
                                                                  ------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS
  (Cost U.S.$220,663)                                                  253,483
                                                                  ------------
--------------------------------------------------------------------------------

                                                       FACE
                                                     AMOUNT
                                                       (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (1.6%)
--------------------------------------------------------------------------------
CHILE (0.3%)
TIME DEPOSIT
  Citibank 6.22%, 12/1/97                 CLP       314,400                766
                                                                  ------------
------------------------------------------------------------------------------
UNITED STATES (1.3%)
REPURCHASE AGREEMENT
  Chase Securities, Inc., 5.75%,
   dated 9/30/97, due
   10/1/97, to be
   repurchased at U.S.$3,210,
   collateralized by United
   States Treasury Bonds,
   7.875%, due 2/15/21,
   valued at U.S.$3,275                   U.S.$       3,209              3,209
                                                                  ------------
--------------------------------------------------------------------------------
TOTAL SHORT-TERM INVESTMENTS
  (Cost U.S.$3,965)                                                      3,975
                                                                  ------------
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH
  CUSTODIAN (0.6%)
  Argentine Peso                          ARP             9                  9
  Brazil Real                             BRL            20                 19
  Chilean Peso                            CLP            70                 --@
  Colombian Peso                          COP       187,443                151
  Mexican Peso                            MXP            72                  9
  Peruvian New Sol                        PSS         3,519              1,327
  Venezuelan Bolivar                      VEB        15,172                 30
                                                                  ------------
  (Cost U.S.$1,562)                                                      1,545
                                                                  ------------
--------------------------------------------------------------------------------

                                                      AMOUNT              VALUE
                                                       (000)              (000)
-------------------------------------------------------------------------------

TOTAL INVESTMENTS (100.3%)
  (Cost U.S.$226,190)                                             U.S.$259,003
                                                                  ------------
--------------------------------------------------------------------------------

OTHER ASSETS AND LIABILITIES (-0.3%)
  Other Assets                            U.S.$       3,742
  Liabilities                                        (4,434)              (692)
                                               ------------       ------------
--------------------------------------------------------------------------------

NET ASSETS (100%)
  Applicable to 11,617,984 issued and outstanding
   U.S.$0.01 par value shares (100,000,000 shares
   authorized)                                                    U.S.$258,311
                                                                  ------------
                                                                  ------------
--------------------------------------------------------------------------------

NET ASSET VALUE PER SHARE                                         U.S.$  22.23
                                                                  ------------
                                                                  ------------
--------------------------------------------------------------------------------
    @ - Value is less than U.S.$500.
  ADR - American Depositary Receipt.
  GDR - Global Depositary Receipt.
  GDS - Global Depositary Shares.